CIRR-system	6 Months Ended
Jun. 30, 2021
CIRR-system
CIRR-system

Note 7. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses includes interest expenses for loans between SEK and the CIRR-system which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differs from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of June 30, 2021, concessionary loans outstanding amounted to Skr 348 million (year-end 2020: Skr 382 million) and operating profit for the program amounted to Skr -11 million (1H20: Skr -15 million) for the period January-June 2021. SEK’s administrative compensation for administrating the concessionary credit program amounted to Skr 1 million (1H20: Skr 1 million).

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2021	2021	2020	2021	2020	2020
Interest income	498	487	582	985	1,121	2,170
Interest expenses	-494	-520	-529	-1,014	-1,041	-2,087
Interest compensation	7	—	11	7	14	14
Exchange-rate differences	0	-1	-1	-1	2	4
Profit before compensation to SEK	11	-34	63	-23	96	101
Administrative remuneration to SEK	-47	-45	-52	-92	-102	-196
Operating profit CIRR-system	-36	-79	11	-115	-6	-95
Reimbursement to (–) / from (+) the State	36	79	-11	115	6	95

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2021	2020
Cash and cash equivalents	26	2
Loans	73,958	69,163
Other assets	9,277	12,528
Prepaid expenses and accrued revenues	421	407
Total assets	83,682	82,100

Liabilities	74,205	69,289
Derivatives	8,962	12,232
Accrued expenses and prepaid revenues	515	579
Total liabilities	83,682	82,100

Commitments
Committed undisbursed loans	52,974	51,463
Binding offers	1,492	1,322